General Information - Disclosure of Subsidiaries and Joint Ventures (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Alvotech & CCHN Biopharmaceutical Co. Ltd*
Disclosure of subsidiaries [line items]
Issued and paid capital (in shares)	0
Proportion of ownership and voting power held by Alvotech	0.00%	50.00%
Alvotech hf.
Disclosure of subsidiaries [line items]
Issued and paid capital (in shares)	4,356,613
Proportion of ownership and voting power held by Alvotech	100.00%	100.00%
Fasteignafélagið Sæmundur hf.
Disclosure of subsidiaries [line items]
Issued and paid capital (in shares)	6,068,029
Proportion of ownership and voting power held by Alvotech	100.00%	100.00%
Alvotech Manco ehf.
Disclosure of subsidiaries [line items]
Issued and paid capital (in shares)	215,390
Proportion of ownership and voting power held by Alvotech	100.00%	100.00%
Alvotech Swiss AG
Disclosure of subsidiaries [line items]
Issued and paid capital (in shares)	153,930
Proportion of ownership and voting power held by Alvotech	100.00%	100.00%
GlycoThera Holding S.à.r.l.
Disclosure of subsidiaries [line items]
Issued and paid capital (in shares)	15,000
Proportion of ownership and voting power held by Alvotech	100.00%	0.00%
Glycothera Analytics GmbH (formerly Alvotech Hannover GmbH)
Disclosure of subsidiaries [line items]
Issued and paid capital (in shares)	29,983
Proportion of ownership and voting power held by Alvotech	100.00%	100.00%
Glycothera Development GmbH (formerly Alvotech Germany GmbH)
Disclosure of subsidiaries [line items]
Issued and paid capital (in shares)	31,182
Proportion of ownership and voting power held by Alvotech	100.00%	100.00%
Alvotech Biosciences India Pvt Limited
Disclosure of subsidiaries [line items]
Issued and paid capital (in shares)	96,113
Proportion of ownership and voting power held by Alvotech	100.00%	100.00%
Alvotech USA Inc
Disclosure of subsidiaries [line items]
Issued and paid capital (in shares)	10
Proportion of ownership and voting power held by Alvotech	100.00%	100.00%
Alvotech UK Limited
Disclosure of subsidiaries [line items]
Issued and paid capital (in shares)	135
Proportion of ownership and voting power held by Alvotech	100.00%	100.00%
Alvotech Malta Limited
Disclosure of subsidiaries [line items]
Issued and paid capital (in shares)	13,533
Proportion of ownership and voting power held by Alvotech	100.00%	100.00%
Alvotech Spain, S.L.
Disclosure of subsidiaries [line items]
Issued and paid capital (in shares)	3,114
Proportion of ownership and voting power held by Alvotech	100.00%	0.00%